Fresh Start Accounting - Liabilities Subject to Comprise, Settled (Details) - USD ($) $ in Thousands	Sep. 01, 2019	Aug. 31, 2019	Aug. 30, 2019
Fresh-Start Adjustment [Line Items]
Liabilities subject to compromise		$ 1,722,052	$ 1,722,052
Fair value of common stock issued to Predecessor Term Loan and Predecessor Senior Notes holders		(171,989)
Gain on settlement of Liabilities subject to compromise	$ 559,737	559,737
Predecessor Term Loan
Fresh-Start Adjustment [Line Items]
(Payment) Issue Long-term debt		165,619
Predecessor Senior Notes
Fresh-Start Adjustment [Line Items]
(Payment) Issue Long-term debt		2,207
Takeback Loan Facility
Fresh-Start Adjustment [Line Items]
(Payment) Issue Long-term debt		$ 822,500